Fixed Assets (Tables)	6 Months Ended
Jun. 30, 2025
Fixed Assets
Fixed Assets - Vessels, net (Table)

	Vessel cost	Accumulated depreciation	Net book value
Balance as at January 1, 2025	$3,317,291	$(180,276)	$3,137,015
Depreciation for the period	—	(48,386)	(48,386)
Balance as at June 30, 2025	$3,317,291	$(228,662)	$3,088,629

Fixed Assets - vessels under construction cost (Table)
Vessels under construction cost
Balance as at January 1, 2025	$390,290
Advances and initial expenses for vessels under construction	130,469
Balance as at June 30, 2025	$520,759